Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2025
Intangible assets, net
Schedule of changes in intangible assets

			Patent, intellectual
			property rights and
	Concession Assets	Goodwill	others	Total
Cost
Balances at January 1, 2025	5,402,300	8,788	23,843	5,434,931
Acquisitions	209,768	—	2,185	211,953
Disposals	(193)	—	(144)	(337)
Other	46	—	—	46
Write-off	(8,619)	—	—	(8,619)
Transfer	(11)	—	11	—
Transfer from property plant and equipment	218	—	—	218
Translation differences and inflation adjustment	(50,838)	1,129	2,910	(46,799)
Balances at December 31, 2025	5,552,671	9,917	28,805	5,591,393
Balances at January 1, 2024	4,153,428	9,293	24,661	4,187,382
Acquisitions	219,322	—	1,435	220,757
Disposals	(434)	—	(484)	(918)
Other	2,941	—	—	2,941
Transfer	(1,245)	—	—	(1,245)
Transfer from property plant and equipment	16	—	—	16
Translation differences and inflation adjustment	1,028,272	(505)	(1,769)	1,025,998
Balances at December 31, 2024	5,402,300	8,788	23,843	5,434,931
Depreciation
Accumulated at January 1, 2025	2,258,994	—	20,489	2,279,483
Depreciation of the year	212,862	—	933	213,795
Disposals	—	—	(95)	(95)
Write-off	(5,235)	—	—	(5,235)
Transfer from property plant and equipment	—	—	—	—
Translation differences and inflation adjustment	(37,142)	—	2,607	(34,535)
Accumulated at December 31, 2025	2,429,479	—	23,934	2,453,413
Accumulated at January 1, 2024	1,645,013	—	21,404	1,666,417
Depreciation of the year	188,465	—	822	189,287
Disposals	(31)	—	(284)	(315)
Transfer from property plant and equipment	5	—	—	5
Translation differences and inflation adjustment	425,542	—	(1,453)	424,089
Accumulated at December 31, 2024	2,258,994	—	20,489	2,279,483
Net balances at December 31, 2025	3,123,192	9,917	4,871	3,137,980
Net balances at December 31, 2024	3,143,306	8,788	3,354	3,155,448